Document And Entity Information	May 10, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 10, 2023
Entity Registrant Name	LL Flooring Holdings, Inc.
Entity Central Index Key	0001396033
Entity Emerging Growth Company	false
Securities Act File Number	001-33767
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1310817
Entity Address, Address Line One	4901 Bakers Mill Lane
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	804
Local Phone Number	463-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LL
Security Exchange Name	NYSE
Amendment Description	On May 11, 2023, LL Flooring Holdings, Inc. filed a Current Report on Form 8-K (the “Original Current Report”) with the Securities and Exchange Commission relating to the voting results of its Annual Meeting of Stockholders held on May 10, 2023. Subsequent to filing the Original Current Report, the Company discovered the voting standard used to determine whether Proposal 4 (Declassification of the Board) had been approved was incorrect. Approval of Proposal 4 required the affirmative vote of a majority of the Company’s outstanding shares of common stock. The purpose of this amendment is to correct the final outcome of the voting result for Proposal 4, which did not pass.